Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
September 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT3-1124
1.9887617.105
Municipal Securities - 97.4%
	Principal Amount (a)	Value ($)
ALABAMA - 3.5%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	635,000	705,206
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	825,000	885,949
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	4,220,000	3,885,711
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	670,000	725,076
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	3,500,000	3,841,691
		10,043,633
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	795,000	805,409
General Obligations - 0.0%
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	145,000	149,750
Health Care - 0.1%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	915,000	999,428
Infirmary Hlth Sys Spl Care 5% 2/1/2026	1,840,000	1,876,971
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	1,000,000	778,403
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	460,000	312,800
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	255,000	173,400
		4,141,002
State G.O. - 2.9%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	19,000,000	20,378,477
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	15,000,000	16,160,939
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,705,000	4,752,252
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,605,000	2,730,601
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,460,000	1,658,516
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,080,000	2,091,973
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	7,400,000	8,071,500
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,970,000	2,081,814
		57,926,072
TOTAL ALABAMA		73,065,866
ALASKA - 0.2%
General Obligations - 0.1%
Alaska Municipal Bond Bank Authority Series 2016, 5% 12/1/2029 (e)	1,690,000	1,754,759
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	190,000	187,085
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	290,000	306,600
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	175,000	178,496
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	400,000	437,185
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	300,000	330,502
		1,439,868
TOTAL ALASKA		3,194,627
ARIZONA - 3.5%
Education - 0.0%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	55,000	30,250
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)	55,000	30,250
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	340,000	381,287
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	550,000	613,297
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	175,000	183,827
		1,238,911
Electric Utilities - 0.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	900,000	902,413
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(e)	545,000	547,284
		1,449,697
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,460,000	1,390,185
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	990,000	964,402
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	1,395,000	1,632,198
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,508,441
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,706,867
		7,202,093
Health Care - 1.6%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P MUNI 7DAY HIGR YIELD + 0.81%, 4.9% tender 1/1/2037 (b)(f)	150,000	145,874
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2039	230,000	230,580
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	4,525,000	3,750,048
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	410,000	449,959
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	15,000	15,062
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	20,000	19,032
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	3,615,000	3,507,535
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	4,875,000	3,769,510
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	295,000	279,863
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033	305,000	317,658
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,110,000	2,172,481
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	1,260,000	1,038,115
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	745,000	607,567
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,180,000	2,333,572
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (g)	250,000	229,463
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (g)	395,000	334,705
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 3% 4/1/2051	16,380,000	12,126,073
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	1,905,000	1,809,601
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	480,000	433,278
		33,569,976
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	907,554	889,504
Industrial Development - 1.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(e)	17,910,000	18,425,099
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	4,930,000	5,048,251
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(e)	2,080,000	2,104,678
		25,578,028
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	130,000	138,570
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	190,000	202,110
		340,680
State G.O. - 0.0%
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	450,000	493,726
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	125,000	132,866
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (e)	90,000	93,201
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (e)	65,000	67,233
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2049 (e)	2,315,000	2,390,416
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (e)	720,000	766,540
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (e)	55,000	57,179
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	175,000	184,618
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	205,000	215,419
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	125,000	131,199
		4,038,671
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	410,000	448,160
TOTAL ARIZONA		75,249,446
ARKANSAS - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034 (h)	250,000	263,614
CALIFORNIA - 2.9%
Electric Utilities - 0.1%
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,435,000	1,546,673
General Obligations - 0.4%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured)	200,000	181,261
California St Pub Wks Brd Lse 5% 8/1/2031	190,000	218,903
California St Pub Wks Brd Lse 5% 8/1/2034	350,000	399,381
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured)	90,000	73,421
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	250,000	224,578
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Municipal Corp Insured)	255,000	214,974
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	10,000	10,016
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2037	1,225,000	1,423,767
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured)	230,000	200,813
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	285,000	311,804
Poway CA Unified Sch Dist 0% 8/1/2032	300,000	238,728
Poway CA Unified Sch Dist 0% 8/1/2037	395,000	258,871
Poway CA Unified Sch Dist 0% 8/1/2038	2,625,000	1,642,362
Poway CA Unified Sch Dist 0% 8/1/2039	1,410,000	842,225
Poway CA Unified Sch Dist 0% 8/1/2041	200,000	108,796
Poway CA Unified Sch Dist 0% 8/1/2046	60,000	24,285
San Diego CA Uni Sch Dist 0% 7/1/2034	180,000	135,504
San Diego CA Uni Sch Dist 5.375% 7/1/2047 (i)(j)	440,000	380,431
San Marcos Unified School District 0% 8/1/2047	1,075,000	435,972
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured)	275,000	262,323
State of California Gen. Oblig. 4% 11/1/2037	575,000	603,882
State of California Gen. Oblig. 5.25% 12/1/2033	10,000	10,021
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	110,000	115,105
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	1,825,000	1,928,069
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	230,000	230,674
		10,476,166
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	78,192	54,734
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,818,765	1,778,882
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	2,703,769	2,872,959
		4,651,841
Special Tax - 0.0%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2026	65,000	66,199
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	135,000	137,251
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	60,000	60,889
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured)	255,000	238,717
		503,056
Tobacco Bonds - 0.2%
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2021 B 2, 0% 6/1/2066	26,290,000	3,127,903
Transportation - 1.4%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured)	1,350,000	375,876
Bay Area Toll Au CA Bridge Rev 2% tender 4/1/2056 (b)	1,000,000	959,842
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	1,000,000	956,308
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (e)	1,000,000	1,134,389
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2031 (e)	1,330,000	1,433,333
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2025 (e)	255,000	258,654
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2036 (e)	4,000,000	4,569,745
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2038 (e)	2,500,000	2,833,460
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (e)	360,000	381,087
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (e)	920,000	948,087
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (e)	930,000	977,230
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (e)	1,245,000	1,331,775
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (e)	835,000	907,888
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	2,525,000	2,765,381
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (e)	3,960,000	4,098,349
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019B, 5% 5/1/2049	275,000	292,150
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (e)	2,200,000	2,442,804
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (e)	1,840,000	2,016,295
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (e)	395,000	408,662
		29,091,315
Water & Sewer - 0.6%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2026 (Ambac Assurance Corp Insured)	10,445,000	9,975,255
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2040	30,000	33,332
San Diego County Water Authority 5% 5/1/2047	685,000	762,965
San Diego County Water Authority 5% 5/1/2052	1,160,000	1,281,570
		12,053,122
TOTAL CALIFORNIA		61,504,810
COLORADO - 2.8%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	260,000	253,737
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	305,000	300,617
		554,354
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	125,000	129,080
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	160,000	163,928
		293,008
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 4% 9/1/2035 (Pre-refunded to 9/1/2026 at 100)	85,000	87,442
Colorado Health Facilities Authority 4% 9/1/2036 (Pre-refunded to 9/1/2026 at 100)	65,000	66,868
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	305,000	330,317
		484,627
Health Care - 1.3%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	700,000	751,147
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	6,390,000	6,909,195
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,960,000	4,822,123
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,070,000	850,119
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,240,000	1,180,929
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	4,585,000	4,779,443
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2047	2,030,000	2,198,583
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2025	540,000	552,788
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	1,250,000	1,214,757
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2039	1,720,000	1,648,545
		24,907,629
Housing - 0.2%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	110,000	111,705
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	190,000	193,278
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	515,000	508,472
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	545,000	569,146
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,050,000	2,052,262
		3,434,863
Special Tax - 0.1%
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	1,030,000	1,135,345
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	75,000	81,925
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Municipal Corp Insured)	47,000	48,584
		1,265,854
Transportation - 0.9%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (e)	175,000	182,192
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (e)	150,000	158,630
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (e)	9,260,000	9,010,054
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (e)	3,220,000	3,402,719
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (e)	390,000	426,777
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (e)	260,000	293,612
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (e)	255,000	267,666
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (e)	505,000	529,217
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (e)	3,815,000	4,234,429
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	705,000	779,645
		19,284,941
Water & Sewer - 0.3%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	770,000	846,767
Denver CO City & Cnty Brd Wtr 5% 9/15/2029	1,430,000	1,607,512
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,550,000	1,676,521
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2046	2,375,000	2,563,832
		6,694,632
TOTAL COLORADO		56,919,908
CONNECTICUT - 1.6%
Education - 0.8%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	570,000	539,831
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	305,000	306,266
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	490,000	489,651
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) Series S, 4% 6/1/2051	380,000	369,120
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	5,250,000	5,259,219
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	3,115,000	3,128,336
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,640,000	1,642,166
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	25,000	25,955
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	20,000	21,189
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	30,000	31,635
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	20,000	21,083
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	605,000	607,974
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	25,000	25,837
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	65,000	67,700
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	50,000	51,871
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	410,000	423,766
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	80,000	82,274
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	580,000	595,349
		13,689,222
General Obligations - 0.2%
Connecticut St Gen. Oblig. 5% 9/15/2028	295,000	323,986
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	145,000	146,817
Connecticut St Gen. Oblig. Series 2018 A, 5% 4/15/2037	680,000	723,597
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2025	165,000	168,623
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	380,000	352,027
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	295,000	268,122
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	365,000	379,681
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	255,000	267,723
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	55,000	57,995
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2036	1,500,000	1,606,252
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	260,000	266,719
		4,561,542
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (c)(g)	350,000	227,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (c)(g)	205,000	133,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(g)	420,000	273,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2041	1,750,000	1,887,446
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	390,000	386,090
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	938,825
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	2,875,000	2,935,584
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	585,000	590,457
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	445,000	421,818
		7,793,970
Housing - 0.4%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	320,000	315,664
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2024	295,000	295,369
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2025	260,000	264,832
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	6,590,000	7,053,077
		7,928,942
Special Tax - 0.0%
Connecticut St Gen. Oblig. 4% 1/15/2036	535,000	565,010
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	425,000	443,684
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (g)	130,000	133,506
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (g)	295,000	299,029
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (g)	655,000	566,038
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (g)	405,000	438,678
		2,445,945
Water & Sewer - 0.0%
State of Connecticut Series A, 5% 5/1/2035	190,000	199,404
TOTAL CONNECTICUT		36,619,025
DELAWARE - 0.0%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	294,000	325,933
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	294,000	330,910
		656,843
TOTAL DELAWARE		656,843
DISTRICT OF COLUMBIA - 0.8%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2048	2,100,000	2,145,972
General Obligations - 0.2%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	380,000	393,252
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	380,000	412,399
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	505,000	560,099
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2027	1,285,000	1,362,080
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2029	1,070,000	1,186,744
		3,914,574
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,430,000	4,838,309
Transportation - 0.3%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (e)	225,000	236,485
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (e)	115,000	122,673
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (e)	335,000	352,028
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (e)	415,000	434,569
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (e)	75,000	78,320
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (e)	115,000	119,864
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (e)	55,000	57,279
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (e)	125,000	129,853
Metropolitan Wash DC Arpts Ath 5% 10/1/2042 (e)	255,000	261,549
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (e)	180,000	183,191
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	210,000	227,073
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	265,000	286,045
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	1,290,000	1,022,305
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	3,010,000	2,907,172
		6,418,406
TOTAL DISTRICT OF COLUMBIA		17,317,261
FLORIDA - 4.0%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	220,000	234,853
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5% 6/1/2044 (g)	1,700,000	1,752,344
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	65,000	68,333
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	125,000	130,690
		2,186,220
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	110,000	114,334
Florida St Mun Pwr Agy Rev 5% 10/1/2031	120,000	124,586
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	50,000	50,961
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	90,000	91,658
		381,539
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2029 (Pre-refunded to 10/1/2027 at 100) (e)	150,000	158,287
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (e)	165,000	174,116
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (e)	50,000	52,041
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (Escrowed to Maturity) (e)	35,000	35,569
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (Escrowed to Maturity) (e)	80,000	84,420
		504,433
General Obligations - 0.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	50,000	50,788
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	35,000	36,140
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	110,000	113,130
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard CO FL SD Tan Proj.) Series C, 5% 7/1/2028	90,000	91,391
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	105,000	106,561
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	70,000	72,338
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2029	205,000	207,092
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2030	380,000	390,006
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	505,000	517,511
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2028	240,000	243,762
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2029	300,000	304,653
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	255,000	263,089
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	315,000	323,775
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	50,000	51,367
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	255,000	261,635
		3,033,238
Health Care - 1.6%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	1,230,000	1,196,990
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	1,320,000	1,386,518
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	710,000	550,295
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,620,000	3,364,699
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	2,965,000	3,255,094
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	580,000	476,901
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 5% 10/1/2044	115,000	117,185
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2028	1,280,000	1,279,585
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	1,450,000	1,659,512
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	5,725,000	5,563,637
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2031	200,000	217,930
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2033	350,000	382,718
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2036	370,000	398,327
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2038	400,000	427,322
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2040	400,000	423,226
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2042	500,000	524,671
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	125,000	127,026
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	10,390,000	10,175,120
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2026	170,000	176,874
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	115,000	122,140
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	75,000	79,674
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2030	165,000	174,063
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2031	160,000	168,222
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	115,000	120,520
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2034	325,000	339,794
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	215,000	224,355
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	335,000	345,969
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 5% 12/1/2040	110,000	110,286
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	55,000	55,233
		33,443,886
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,000,000	1,025,560
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	625,000	637,841
		1,663,401
Resource Recovery - 0.4%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) 4.625% tender 9/1/2027 (b)	7,325,000	7,328,538
Special Tax - 0.2%
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2037	3,000,000	1,877,898
Tampa FL Tax Alloc 0% 9/1/2035	1,575,000	1,025,197
Tampa FL Tax Alloc 0% 9/1/2037	235,000	139,423
Tampa FL Tax Alloc 0% 9/1/2049	765,000	239,839
		3,282,357
Transportation - 1.0%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (e)	150,000	152,475
Broward Cnty FL Arpt Sys Rev 5% 10/1/2030 (e)	175,000	177,669
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (e)	150,000	152,186
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (e)	140,000	141,974
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (e)	15,000	15,266
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (e)	50,000	51,891
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (e)	50,000	52,625
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (e)	135,000	141,596
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (e)	35,000	36,599
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (e)	175,000	182,401
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (e)	65,000	67,694
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (e)	65,000	67,622
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (e)	75,000	77,912
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (e)	100,000	103,673
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (e)	115,000	119,101
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (e)	655,000	671,821
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2029 (e)	1,120,000	1,213,727
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (e)	705,000	731,031
Broward Cnty FL Arpt Sys Rev Series C, 5% 10/1/2024 (e)	130,000	130,000
Broward Cnty FL Arpt Sys Rev Series Q 1, 5% 10/1/2025	265,000	265,419
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (e)	5,260,000	5,559,198
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (e)	1,000,000	1,047,047
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2035	325,000	329,356
Florida St Mid Bay Bridge Auth Series C, 5% 10/1/2030	165,000	167,418
Florida St Mid Bay Bridge Auth Series C, 5% 10/1/2040	100,000	100,916
Greater Orlando Aviation Auth 5% 10/1/2031 (e)	435,000	454,003
Greater Orlando Aviation Auth 5% 10/1/2034 (e)	305,000	317,304
Greater Orlando Aviation Auth 5% 10/1/2037 (e)	315,000	326,234
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2024 (e)	150,000	150,000
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (e)	85,000	88,215
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (e)	50,000	52,625
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (e)	15,000	15,254
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (e)	25,000	26,313
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (e)	2,460,000	2,549,285
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2038 (e)	155,000	162,052
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	490,000	493,114
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	75,000	77,910
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (e)	80,000	81,259
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	90,000	93,106
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (e)	70,000	70,978
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (e)	875,000	897,335
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2035 (e)	275,000	275,305
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2038 (e)	95,000	95,962
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2028	50,000	50,050
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	215,000	221,513
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	185,000	190,541
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2050	5,175,000	1,433,077
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2051	2,600,000	679,912
Palm Beach Cnty FL Arpt Sys 5% 10/1/2024 (e)	70,000	70,000
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (e)	50,000	51,777
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (e)	55,000	56,767
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (e)	95,000	97,850
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (e)	65,000	66,862
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (e)	100,000	102,771
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (e)	215,000	220,834
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (e)	230,000	236,070
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (e)	240,000	246,089
		21,706,984
Water & Sewer - 0.5%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	950,000	1,040,959
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2029	750,000	838,034
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	4,950,000	5,606,852
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2031	3,400,000	3,896,531
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	205,000	232,483
		11,614,859
TOTAL FLORIDA		85,145,455
GEORGIA - 2.8%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	110,000	106,525
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2037	395,000	409,638
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2038	515,000	532,047
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2025	365,000	372,244
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	295,000	303,440
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	160,000	176,527
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	165,000	182,107
		2,082,528
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	1,700,000	1,725,804
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	930,000	652,161
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	325,000	334,559
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	190,000	194,479
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	295,000	299,466
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	180,000	183,156
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Municipal Corp Insured)	210,000	212,423
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Municipal Corp Insured)	150,000	151,462
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	155,000	170,011
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	295,000	321,963
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	175,000	190,995
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	180,000	196,162
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	260,000	283,345
		4,915,986
General Obligations - 0.1%
Georgia St Gen. Oblig. 5% 7/1/2033	1,025,000	1,198,791
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	500,000	539,692
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	1,470,000	1,540,662
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	2,845,000	2,297,102
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	115,000	105,675
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2039	105,000	105,348
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	140,000	140,918
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	415,000	421,657
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	435,000	432,924
		5,583,978
State G.O. - 2.0%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,390,000	1,413,834
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	16,725,000	16,930,179
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	6,860,000	7,324,580
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	5,470,000	5,574,015
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,790,000	1,893,332
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	5,550,000	5,995,081
		39,131,021
Transportation - 0.2%
Atlanta GA Arpt Rev 5% 7/1/2025 (e)	140,000	141,781
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2034 (e)	1,005,000	1,109,336
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	585,000	659,087
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	880,000	987,248
		2,897,452
TOTAL GEORGIA		55,809,756
HAWAII - 0.5%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2024	250,000	250,323
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2025	110,000	112,801
		363,124
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,130,000	3,232,791
Transportation - 0.2%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (e)	65,000	68,930
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (e)	75,000	79,301
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (e)	75,000	79,087
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (e)	75,000	78,943
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (e)	75,000	78,852
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2048 (e)	4,170,000	4,272,915
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (e)	60,000	60,927
		4,718,955
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	1,680,000	1,750,550
TOTAL HAWAII		10,065,420
IDAHO - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	30,000	30,312
ILLINOIS - 10.4%
Education - 0.0%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	60,000	62,800
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	45,000	47,008
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	60,000	62,369
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	50,000	50,652
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	50,000	52,038
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	50,000	51,961
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	145,000	132,210
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	45,000	45,783
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	50,000	50,634
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	330,000	347,787
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2039	750,000	799,545
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2033	400,000	466,675
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2034	450,000	522,955
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	395,000	423,356
University of Illinois Series 2018A, 5% 4/1/2030	210,000	225,922
		3,341,695
Electric Utilities - 0.0%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	205,000	207,838
Escrowed/Pre-Refunded - 0.2%
Illinois Fin Auth Rev 5% 7/1/2030 (Pre-refunded to 7/1/2026 at 100)	35,000	36,429
Illinois Fin Auth Rev 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	30,000	31,224
Illinois Fin Auth Rev 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	130,000	135,306
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2035 (Pre-refunded to 8/15/2026 at 100)	25,000	26,007
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2036 (Pre-refunded to 8/15/2026 at 100)	105,000	109,228
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2031 (Pre-refunded to 8/15/2026 at 100)	30,000	31,344
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,144
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	55,000	56,597
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	1,800,000	1,779,677
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	1,275,000	1,325,239
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	140,000	145,516
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity)	45,000	42,555
		3,724,266
General Obligations - 4.7%
Chicago IL Brd Ed 5% 12/1/2024	290,000	290,459
Chicago IL Brd Ed 5% 12/1/2025	165,000	167,155
Chicago IL Brd Ed 5% 12/1/2026	100,000	102,609
Chicago IL Brd Ed 5% 12/1/2030	130,000	134,048
Chicago IL Brd Ed 6.5% 12/1/2046	100,000	104,043
Chicago IL Brd Ed 7% 12/1/2046 (g)	140,000	151,400
Chicago IL Brd Ed Series 2015 C, 5.25% 12/1/2039	85,000	85,060
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	100,000	101,305
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	100,000	102,609
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	240,000	251,948
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	350,000	363,665
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	103,641
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	100,000	103,060
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	165,000	173,214
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	340,000	358,102
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	190,000	199,229
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	455,000	475,332
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	1,500,000	1,330,533
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	780,000	796,287
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	585,000	580,310
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	989,661
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	12,500,000	13,881,493
Chicago IL Brd Ed Series D, 5% 12/1/2024	100,000	100,157
Chicago IL Brd Ed Series D, 5% 12/1/2031	150,000	154,405
Chicago IL Gen. Oblig. 5.25% 1/1/2037	1,950,000	2,140,555
Chicago IL Gen. Oblig. 5.25% 1/1/2038	2,290,000	2,506,825
Chicago IL Gen. Oblig. 5.5% 1/1/2040	2,250,000	2,471,650
Chicago IL Gen. Oblig. 5.5% 1/1/2043	5,725,000	6,098,387
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	295,000	308,277
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	700,000	727,259
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	870,000	931,409
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,605,000	1,735,530
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	1,530,000	1,659,997
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	260,000	281,043
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	550,000	614,535
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	290,000	304,083
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	140,000	146,139
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	185,000	193,190
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2029	230,000	240,134
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2030	255,000	266,503
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	215,000	217,471
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	110,000	113,086
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	110,000	114,190
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	55,000	57,514
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	175,000	148,164
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	180,000	150,030
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	1,000,000	1,001,973
Illinois St Gen. Oblig. 5% 2/1/2027	340,000	357,111
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,050,000	1,118,993
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	645,000	702,385
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	705,000	786,473
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	1,820,000	2,010,546
Illinois St Gen. Oblig. Series APRIL 2014, 5% 4/1/2028	115,000	115,524
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5% 2/1/2025	185,000	185,843
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5% 2/1/2026	140,000	140,638
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5.25% 2/1/2031	20,000	20,104
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	1,375,000	1,379,214
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	60,000	62,119
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	1,180,000	1,184,690
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	1,035,000	1,141,711
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,165,000	2,295,735
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2028	110,000	110,486
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,230,000	6,847,199
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	3,810,000	4,229,475
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,330,000	1,465,469
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	9,500,000	9,646,552
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	3,210,000	3,512,529
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	1,875,000	2,130,308
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,415,000	1,569,842
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	1,250,000	1,386,861
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	925,000	1,013,708
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	3,000,000	3,032,644
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2034	355,000	362,717
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2035	255,000	260,342
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2036	435,000	443,600
Peoria Ill Gen. Oblig. Series 2023 A, 4% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	1,145,000	1,165,447
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	1,505,000	1,606,413
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	265,000	248,556
		94,060,903
Health Care - 1.9%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	2,785,000	2,552,609
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032	60,000	60,116
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	75,000	75,204
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2033	15,000	15,293
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	315,000	318,007
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	310,000	327,139
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,415,000	1,487,159
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	225,000	236,097
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	180,000	188,599
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	70,000	73,154
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2029	260,000	267,458
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2030	275,000	282,596
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2031	220,000	225,826
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2032	215,000	220,515
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	85,000	87,543
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	115,000	118,044
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	1,585,000	1,536,295
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	2,105,000	2,152,292
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	65,000	66,966
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2030	135,000	138,776
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	145,000	145,084
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	70,000	70,044
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 4% 11/15/2039	3,825,000	3,755,084
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 5% 11/15/2034	25,000	25,244
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	45,000	44,467
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2031	375,000	392,975
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2032	305,000	318,401
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2034	380,000	395,448
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2036	530,000	549,170
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	4,100,000	3,274,758
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2020A, 3.25% 8/15/2049	465,000	379,078
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	1,045,000	862,226
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	2,650,000	2,086,564
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,760,000	1,624,323
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	2,905,000	2,936,181
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2028	475,000	510,959
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2029	970,000	1,055,904
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2030	1,150,000	1,261,953
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2031	1,825,000	2,014,765
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2032	1,350,000	1,501,106
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2039	1,360,000	1,553,946
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2040	615,000	700,390
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2041	1,660,000	1,888,074
		37,775,832
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	55,000	55,218
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	310,000	279,337
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	725,000	715,087
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	423,226	384,011
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	1,665,000	1,671,033
		3,104,686
Special Tax - 2.1%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	6,000,000	5,769,211
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	2,845,000	3,155,234
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	2,385,000	2,674,020
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	3,445,000	3,899,289
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured)	485,000	378,310
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036	65,000	41,072
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured)	2,445,000	1,554,216
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039	515,000	283,095
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040	430,000	222,682
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041	1,225,000	602,228
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051	660,000	200,378
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured)	335,000	298,690
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured)	445,000	383,524
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured)	260,000	176,502
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured)	3,150,000	1,466,019
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured)	15,000,000	6,643,876
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured)	1,540,000	649,013
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured)	185,000	70,577
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	5,875,000	5,549,623
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	675,000	718,175
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	560,000	582,800
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured)	5,000,000	1,210,333
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	50,000	51,094
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	165,000	172,144
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	20,000	21,253
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	35,000	36,788
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	20,000	20,943
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2033	2,235,000	2,548,136
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2035	1,255,000	1,425,315
		40,804,540
Transportation - 1.4%
Chicago IL Midway Arpt Rev Series A, 4% 1/1/2033 (e)	375,000	376,074
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (e)	100,000	101,785
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	80,000	80,245
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	100,000	101,739
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	135,000	137,242
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (e)	150,000	155,633
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (e)	125,000	129,666
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	30,000	31,359
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	30,000	31,293
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	180,000	187,758
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (e)	135,000	139,437
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	30,000	31,197
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	140,000	142,695
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (e)	205,000	211,177
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	105,000	108,851
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (e)	150,000	154,383
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (e)	190,000	195,313
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (e)	100,000	102,658
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (e)	100,000	102,658
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	430,000	444,623
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2042 (e)	100,000	101,949
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (e)	20,000	20,853
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (e)	20,000	20,792
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (e)	1,030,000	1,079,905
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (e)	1,005,000	1,046,642
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (e)	165,000	169,440
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (e)	285,000	291,464
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2028 (e)	690,000	729,039
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2029 (e)	500,000	536,224
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2030 (e)	810,000	879,752
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2031 (e)	600,000	657,061
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (e)	4,700,000	4,743,387
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2030 (e)	225,000	244,376
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2031 (e)	230,000	251,873
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (e)	760,000	837,329
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2040 (e)	1,695,000	1,870,152
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2034	310,000	315,846
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2034	160,000	163,017
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2046 (e)	120,000	120,129
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (e)	135,000	138,741
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (e)	1,140,000	1,155,481
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	15,000	15,155
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	10,000	10,313
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	355,000	364,235
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	140,000	149,032
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	335,000	368,471
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	880,000	961,787
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	2,975,000	3,209,974
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2043	4,670,000	5,135,972
		28,554,177
Water & Sewer - 0.0%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	170,000	178,830
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2035	240,000	250,333
		429,163
TOTAL ILLINOIS		212,003,100
INDIANA - 0.3%
Education - 0.1%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2032	1,005,000	1,100,930
Purdue University Series DD, 5% 7/1/2034	60,000	64,473
Purdue University Series DD, 5% 7/1/2035	120,000	128,521
Purdue University Series DD, 5% 7/1/2036	130,000	138,910
Purdue University Series DD, 5% 7/1/2037	120,000	127,937
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	495,000	514,332
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	245,000	247,168
		2,322,271
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	90,000	87,084
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(e)	140,000	135,871
		222,955
General Obligations - 0.0%
Indiana St Fin Auth Rev (Indiana St Proj.) 5.25% 2/1/2032	355,000	360,971
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,100,000	2,987,437
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	2,010,000	2,158,848
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	65,000	67,628
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	30,000	31,301
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2028	155,000	161,624
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	75,000	78,226
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	70,000	72,848
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (g)	180,000	159,550
		5,717,462
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	105,000	103,661
Special Tax - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	340,000	356,180
Transportation - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (e)	50,000	50,253
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (e)	50,000	50,200
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (e)	65,000	65,224
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (e)	140,000	140,385
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (e)	55,000	56,220
		362,282
Water & Sewer - 0.0%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	515,000	568,133
TOTAL INDIANA		10,013,915
IOWA - 0.3%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2029 (e)	310,000	331,700
Health Care - 0.0%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2019 A 1, 4% 5/15/2055	1,205,000	1,021,731
Housing - 0.2%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	4,475,000	4,747,062
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	50,000	50,396
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	295,000	304,327
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	295,000	302,510
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	295,000	299,428
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	265,000	289,600
		1,246,261
TOTAL IOWA		7,346,754
KENTUCKY - 2.4%
Education - 0.3%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) 5% 6/1/2039	6,010,000	6,487,080
Electric Utilities - 0.5%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(e)	9,375,000	9,471,089
General Obligations - 0.0%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	50,000	51,909
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	275,000	297,204
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	70,000	74,782
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	55,000	58,705
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	65,000	69,391
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	40,000	42,597
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	30,000	31,912
		626,500
Health Care - 0.6%
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	655,000	578,142
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	930,000	963,798
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	1,750,000	1,787,532
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	360,000	383,156
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	130,000	135,085
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	155,000	169,078
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,950,000	1,560,296
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	8,260,000	9,003,489
		14,580,576
State G.O. - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,015,000	3,243,146
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	2,760,000	2,786,562
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2029 (Morgan Stanley Guaranteed)	2,405,000	2,560,791
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2030 (Morgan Stanley Guaranteed)	2,400,000	2,569,650
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2031 (Morgan Stanley Guaranteed)	2,605,000	2,798,122
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	5,465,000	6,073,530
		20,031,801
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	80,000	82,151
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	75,000	76,719
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	75,000	76,659
		235,529
TOTAL KENTUCKY		51,432,575
LOUISIANA - 0.5%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	100,000	104,905
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	70,000	73,354
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2030	140,000	146,415
		324,674
Health Care - 0.3%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 5% 7/1/2047	145,000	148,357
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	6,440,000	6,240,382
		6,388,739
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	520,000	574,038
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	1,470,000	1,485,677
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (e)	20,000	20,787
New Orleans LA Aviation Board 5% 1/1/2027 (e)	25,000	25,984
New Orleans LA Aviation Board 5% 1/1/2028 (e)	35,000	36,276
New Orleans LA Aviation Board 5% 1/1/2028 (e)	10,000	10,365
New Orleans LA Aviation Board 5% 1/1/2031 (e)	30,000	30,897
New Orleans LA Aviation Board 5% 1/1/2032 (e)	20,000	20,526
New Orleans LA Aviation Board 5% 1/1/2033 (e)	50,000	51,269
New Orleans LA Aviation Board 5% 1/1/2033 (e)	35,000	35,888
New Orleans LA Aviation Board 5% 1/1/2034 (e)	10,000	10,246
New Orleans LA Aviation Board 5% 1/1/2034 (e)	60,000	61,481
New Orleans LA Aviation Board 5% 1/1/2035 (e)	20,000	20,476
New Orleans LA Aviation Board 5% 1/1/2036 (e)	45,000	46,014
New Orleans LA Aviation Board 5% 1/1/2037 (e)	295,000	301,241
New Orleans LA Aviation Board 5% 1/1/2037 (e)	80,000	81,693
New Orleans LA Aviation Board Series B, 5% 1/1/2029 (e)	265,000	265,934
New Orleans LA Aviation Board Series B, 5% 1/1/2031 (e)	125,000	125,356
		1,144,433
TOTAL LOUISIANA		9,917,561
MAINE - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	20,000	20,103
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	35,000	35,660
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	25,000	25,410
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	50,000	50,702
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	15,000	15,520
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	25,000	26,363
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	20,000	21,019
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	50,000	52,396
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	40,000	41,857
		289,030
General Obligations - 0.2%
Brunswick ME 2.25% 11/1/2035	380,000	324,663
Lewiston ME Gen. Oblig. 1.5% 2/15/2034	1,435,000	1,127,291
Lewiston ME Gen. Oblig. 1.75% 2/15/2040	1,270,000	868,883
South Portland ME Gen. Oblig. 2.5% 7/15/2032	1,355,000	1,254,808
		3,575,645
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	120,000	107,624
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2046	165,000	139,636
		247,260
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	370,000	386,309
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2032	55,000	55,785
Maine St Tpk Auth Tpk Rev 5% 7/1/2038	35,000	35,335
		91,120
TOTAL MAINE		4,589,364
MARYLAND - 1.6%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	2,790,000	2,959,697
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	200,000	184,969
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	55,000	58,648
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	130,000	138,946
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	130,000	134,410
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	140,000	144,670
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	145,000	149,792
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	155,000	159,633
		3,930,765
General Obligations - 0.5%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,710,000	1,622,523
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2028	1,240,000	1,351,745
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	1,935,000	2,084,657
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	455,000	486,996
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	720,000	773,617
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2028	1,055,000	1,157,789
State of Maryland 4% 8/1/2028	2,500,000	2,646,736
State of Maryland Gen. Oblig. 4% 3/1/2029	1,260,000	1,344,182
		11,468,245
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2026	600,000	619,957
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	3,970,000	3,312,037
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,385,000	1,063,257
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (b)	1,540,000	1,546,290
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	85,000	80,508
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2035	35,000	35,720
		6,657,769
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	895,000	895,451
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	475,000	478,583
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	400,000	442,141
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	145,000	141,370
		1,957,545
Special Tax - 0.1%
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2033	1,000,000	1,064,944
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	260,000	259,575
		1,324,519
Transportation - 0.3%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (e)	530,000	506,079
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (e)	1,175,000	1,236,742
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	65,000	68,813
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	100,000	104,926
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (e)	1,590,000	1,547,827
Maryland Trans Auth Psngr Fac Chrg Rev Series 2012B, 2.5% 6/1/2026 (e)	1,940,000	1,922,083
		5,386,470
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	585,000	587,263
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	645,000	685,830
		1,273,093
TOTAL MARYLAND		31,998,406
MASSACHUSETTS - 5.1%
Education - 1.8%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,595,000	1,968,825
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2038	2,500,000	2,856,046
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2029	1,470,000	1,666,046
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	930,000	804,173
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	700,000	708,033
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	930,000	846,822
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2019, 5% 9/1/2059	465,000	487,535
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (e)	1,140,000	1,156,423
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (e)	200,000	209,022
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	50,000	51,979
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	75,000	77,823
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	80,000	82,934
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	440,000	443,470
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	85,000	86,149
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	50,000	51,485
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	55,000	56,595
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	55,000	56,544
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	60,000	61,407
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	65,000	66,426
Massachusetts St Dev Fin Agy Rv (President and Fellows of Harvard College Proj.) Series 2024 B, 5% 2/15/2034	20,000,000	24,256,732
		35,994,469
General Obligations - 1.1%
Massachusetts St Gen. Oblig. 5% 1/1/2049	295,000	310,146
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	460,000	485,335
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	4,525,000	4,878,038
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	13,710,000	14,835,738
		20,509,257
Health Care - 0.3%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	2,055,000	2,101,846
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	50,000	46,847
Massachusetts Development Finance Agency (Wellforce Inc Proj.) Series 2019 A, 5% 7/1/2026	795,000	807,569
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	505,000	505,918
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2030	195,000	208,727
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	215,000	227,762
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	85,000	87,232
		3,985,901
Housing - 0.0%
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) 3% 6/1/2047	730,000	720,924
Special Tax - 1.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032	2,230,000	1,751,111
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,100,000	1,246,950
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	1,500,000	1,602,731
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	20,000,000	21,793,246
		26,394,038
Transportation - 0.4%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (e)	435,000	449,171
Massachusetts St Port Auth Rev 5% 7/1/2041 (e)	2,040,000	2,183,564
Massachusetts St Port Auth Rev 5% 7/1/2046 (e)	390,000	411,171
Massachusetts St Port Auth Rev 5% 7/1/2051 (e)	2,645,000	2,768,694
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	105,000	108,465
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	55,000	56,781
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	80,000	82,275
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (e)	145,000	152,173
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (e)	1,205,000	1,312,388
Massachusetts St Port Auth Rev Series B, 5% 7/1/2043 (e)	435,000	440,872
		7,965,554
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2038	1,200,000	1,394,049
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2039	1,210,000	1,393,741
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2041	1,000,000	1,140,375
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2043	1,000,000	1,131,642
		5,059,807
TOTAL MASSACHUSETTS		100,629,950
MICHIGAN - 0.9%
Education - 0.1%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	175,000	175,290
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	175,000	173,834
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	145,000	142,781
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	300,000	318,493
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	315,000	332,972
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	615,000	643,940
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	1,000,000	1,040,965
University MI Univ Revs Series 2020 A, 4% 4/1/2045	440,000	441,885
		3,270,160
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	3,560,000	3,457,531
Escrowed/Pre-Refunded - 0.0%
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	10,000	10,224
Michigan St Hosp Fin Auth Rev Series 2008C, 5% 12/1/2032 (Pre-refunded to 12/1/2027 at 100)	5,000	5,384
		15,608
General Obligations - 0.0%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	160,000	168,155
Portage MI Pub Schs 5% 11/1/2030	145,000	149,839
Portage MI Pub Schs 5% 11/1/2031	130,000	134,135
Portage MI Pub Schs 5% 11/1/2036	15,000	15,416
		467,545
Health Care - 0.0%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	605,000	481,313
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	120,000	123,868
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2024	225,000	225,567
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	815,000	666,433
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	70,000	73,978
		1,571,159
Housing - 0.3%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,190,000	1,190,575
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,280,000	932,301
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	4,335,000	3,657,606
		5,780,482
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	155,000	161,583
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	1,725,000	1,599,988
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	60,000	61,108
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	60,000	61,007
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	65,000	66,000
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (e)	30,000	31,415
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (e)	35,000	36,456
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (e)	40,000	41,523
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (e)	30,000	31,056
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	20,000	20,912
Wayne Cnty Mich Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (e)	295,000	302,799
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (e)	235,000	250,473
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	35,000	36,796
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	30,000	31,488
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (e)	25,000	26,108
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (e)	30,000	31,264
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (e)	30,000	31,213
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (e)	45,000	46,670
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (e)	50,000	51,348
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	75,000	76,477
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	20,000	21,129
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	20,000	21,101
		1,276,343
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2043	125,000	130,958
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	535,000	557,456
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2053	2,750,000	3,060,274
		3,748,688
TOTAL MICHIGAN		21,349,087
MINNESOTA - 1.2%
Education - 0.2%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	40,000	42,019
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	85,000	85,989
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2027 (e)	1,125,000	1,174,099
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2028 (e)	1,400,000	1,475,832
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2029 (e)	2,000,000	2,142,693
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	30,000	30,050
		4,950,682
General Obligations - 0.2%
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,785,000	2,392,372
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	853,156
		3,245,528
Health Care - 0.4%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2029	140,000	141,664
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2025 (North Memorial Med Center, MN Guaranteed)	40,000	40,236
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	7,700,000	8,485,596
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(g)	370,000	365,149
		9,032,645
Housing - 0.4%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,078,500	885,532
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	6,710,000	7,255,785
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	310,000	335,011
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	365,000	404,100
		8,880,428
TOTAL MINNESOTA		26,109,283
MISSISSIPPI - 0.0%
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	330,000	325,421
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	210,000	221,836
		547,257
Industrial Development - 0.0%
Mississippi Business Fin Corp Exempt Facs Rev (Enviva Inc Proj.) 7.75% tender 7/15/2047 (b)(c)(d)	1,743,701	836,977
TOTAL MISSISSIPPI		1,384,234
MISSOURI - 0.2%
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	650,000	634,448
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	35,000	36,600
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	80,000	83,444
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	155,000	160,652
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	50,000	50,136
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	50,000	50,166
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2029	65,000	65,988
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2031	130,000	131,836
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2033	145,000	146,868
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2036	135,000	136,689
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	75,000	75,959
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.25% 9/1/2053	1,335,000	1,352,739
		2,925,525
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	30,000	30,301
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	635,000	626,106
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	380,000	377,752
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	930,000	1,063,281
		2,097,440
Transportation - 0.0%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (e)	145,000	151,327
TOTAL MISSOURI		5,174,292
MONTANA - 0.2%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,510,000	2,018,949
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 6% 6/1/2053	2,125,000	2,294,924
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,237
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series B 1, 4% 12/1/2048	5,000	4,992
		2,320,153
TOTAL MONTANA		4,339,102
NEBRASKA - 0.7%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	50,000	51,098
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	35,000	36,636
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	440,000	333,211
		420,945
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	125,000	127,598
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (e)	5,000	5,109
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (e)	35,000	36,534
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (Pre-refunded to 12/15/2026 at 100) (e)	20,000	20,877
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (Pre-refunded to 12/15/2026 at 100) (e)	35,000	36,534
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (Pre-refunded to 12/15/2026 at 100) (e)	20,000	20,877
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (Pre-refunded to 12/15/2026 at 100) (e)	20,000	20,877
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (e)	45,000	46,973
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (Pre-refunded to 12/15/2026 at 100) (e)	10,000	10,438
		198,219
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049	65,000	65,027
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049	65,000	64,669
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,165,000	1,164,720
		1,294,416
State G.O. - 0.6%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	6,790,000	6,822,356
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	5,025,000	5,389,399
		12,211,755
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (e)	15,000	15,344
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (e)	40,000	41,708
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (e)	30,000	31,202
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (e)	40,000	41,390
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (e)	20,000	20,650
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (e)	20,000	20,613
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (e)	55,000	56,572
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (e)	15,000	15,408
		242,887
TOTAL NEBRASKA		14,495,820
NEVADA - 0.1%
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	2,200,000	2,166,782
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	45,000	45,380
		2,212,162
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	570,000	593,752
TOTAL NEVADA		2,805,914
NEW HAMPSHIRE - 0.7%
Education - 0.2%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5% 11/1/2043 (e)	1,205,000	1,279,767
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	780,000	646,183
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	190,000	197,294
National Fin Auth NH Rev (Presbyterian Homes, PA Proj.) Series 2023 A, 5.25% 7/1/2048	520,000	556,950
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	665,000	665,079
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	60,000	64,242
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	55,000	58,520
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	50,000	52,898
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2030	130,000	139,152
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2032	195,000	207,445
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	175,000	185,589
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	270,000	286,027
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2035	285,000	301,451
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2036	300,000	316,602
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	260,000	273,663
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 4% 7/1/2032	140,000	138,811
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2025	60,000	60,024
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2027	25,000	25,009
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	120,000	117,995
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2024	105,000	105,000
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	105,000	106,862
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2029	340,000	351,047
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2031	265,000	272,895
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2033	205,000	210,839
		5,339,577
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	411,305	417,527
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	3,538,498	3,485,700
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	2,366,894	2,368,479
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	415,000	419,821
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,335,000	1,355,238
		8,046,765
TOTAL NEW HAMPSHIRE		14,666,109
NEW JERSEY - 7.6%
Education - 1.3%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	55,000	57,154
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	130,000	134,956
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	65,000	67,238
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	65,000	67,186
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2024 (e)	2,600,000	2,606,100
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (e)	2,500,000	2,547,073
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (e)	1,970,000	2,037,071
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (e)	1,000,000	1,018,829
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (e)	215,000	219,048
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (e)	305,000	315,384
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (e)	750,000	788,831
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (e)	1,000,000	1,059,350
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (e)	2,100,000	2,171,942
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	95,000	97,294
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2024 (e)	205,000	205,464
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (e)	165,000	173,543
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2024 (e)	425,000	425,961
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (e)	295,000	314,082
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (e)	550,000	560,356
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (e)	205,000	211,979
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (e)	2,375,000	2,585,931
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (e)	7,590,000	8,264,090
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	105,000	108,213
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	120,000	123,599
		26,160,674
Electric Utilities - 0.3%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(e)	6,160,000	6,228,332
Escrowed/Pre-Refunded - 0.2%
New Jersey Economic Dev Auth Rev 5.25% 6/15/2027	400,000	406,011
New Jersey Health Care Series 2016 A, 5% 7/1/2029 (Pre-refunded to 7/1/2026 at 100)	35,000	36,337
New Jersey Health Care Series 2017 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	2,730,000	2,831,910
		3,274,258
General Obligations - 3.8%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	335,000	353,969
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,015,000	1,017,018
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	850,000	847,582
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	4,215,000	4,148,183
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	665,000	730,260
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	745,000	804,183
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	3,750,000	3,778,401
New Jersey St Gen. Oblig. 2% 6/1/2036	525,000	415,647
New Jersey St Gen. Oblig. 5% 6/1/2026	4,305,000	4,484,993
New Jersey St Gen. Oblig. 5% 6/1/2029	325,000	361,571
New Jersey Trans Trust Fund Auth 0% 12/15/2025	2,500,000	2,409,335
New Jersey Trans Trust Fund Auth 0% 12/15/2027	690,000	627,659
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Financial Guaranty Ins CO Insured)	2,420,000	1,983,299
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,217,048
New Jersey Trans Trust Fund Auth 0% 12/15/2036	5,000,000	3,236,016
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured)	3,000,000	1,941,609
New Jersey Trans Trust Fund Auth 4% 6/15/2034	170,000	177,727
New Jersey Trans Trust Fund Auth 4% 6/15/2036	280,000	288,929
New Jersey Trans Trust Fund Auth 4% 6/15/2045	2,510,000	2,519,502
New Jersey Trans Trust Fund Auth 4% 6/15/2050	3,210,000	3,184,336
New Jersey Trans Trust Fund Auth 5% 6/15/2032	360,000	406,712
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,280,000	1,438,239
New Jersey Trans Trust Fund Auth 5% 6/15/2038	315,000	344,662
New Jersey Trans Trust Fund Auth 5.25% 6/15/2043	1,300,000	1,388,585
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	25,000,000	27,998,384
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	195,000	209,310
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,265,000	1,363,506
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	220,000	225,040
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	945,000	962,353
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,750,000	1,753,240
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,205,000	1,195,366
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	295,000	325,370
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,625,000	1,818,467
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	380,000	433,508
		74,390,009
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)(g)	100,000	74,291
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(g)	100,000	65,535
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	590,000	550,237
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,610,000	1,494,806
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	185,000	186,258
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	20,000	20,815
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	50,000	51,854
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	40,000	41,658
		2,485,454
Housing - 0.4%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2027 (e)	1,795,000	1,878,094
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2026 (e)	1,675,000	1,715,035
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2027 (e)	1,765,000	1,836,664
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2028 (e)	1,835,000	1,926,357
		7,356,150
Tobacco Bonds - 0.4%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	3,225,000	3,349,494
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,765,000	5,815,017
		9,164,511
Transportation - 1.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	135,000	139,944
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	115,000	118,855
New Jersey Turnpike Authority 5% 1/1/2028	245,000	253,094
New Jersey Turnpike Authority 5% 1/1/2030	2,380,000	2,663,998
New Jersey Turnpike Authority 5% 1/1/2046	7,000,000	7,764,754
New Jersey Turnpike Authority Series 2015 E, 5% 1/1/2034	235,000	235,845
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042 (h)	1,915,000	2,162,099
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043 (h)	2,015,000	2,270,839
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044 (h)	2,685,000	3,020,320
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045 (h)	2,395,000	2,685,921
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2039	750,000	816,999
		22,132,668
TOTAL NEW JERSEY		151,192,056
NEW MEXICO - 1.1%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (e)	945,000	976,888
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (e)	445,000	466,555
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2029 (e)	175,000	187,770
		1,631,213
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	20,000	20,897
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	15,000	15,466
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	15,000	15,245
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	30,000	30,205
		81,813
Housing - 1.0%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 D, 3.75% 1/1/2050	70,000	70,260
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 C CL I, 3% 1/1/2052	1,855,000	1,828,336
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 D CL I, 3% 7/1/2052	9,150,000	9,013,781
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 C, 5.75% 3/1/2054	1,040,000	1,136,171
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 D, 6.5% 9/1/2054	7,415,000	8,332,940
		20,381,488
TOTAL NEW MEXICO		22,094,514
NEW YORK - 8.6%
Education - 0.4%
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	65,000	66,485
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	65,000	66,444
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2036	445,000	463,198
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	140,000	144,537
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	235,000	239,627
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2034	295,000	334,185
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2035	295,000	332,030
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2037	485,000	542,637
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	145,000	160,816
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	260,000	285,919
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	3,730,000	3,644,951
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	120,000	128,275
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	340,000	354,939
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	880,000	904,579
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	50,000	50,906
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	785,000	812,835
		8,532,363
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	630,000	605,689
General Obligations - 0.3%
City of New York NY Gen. Oblig. 5% 8/1/2025	3,000,000	3,053,096
City of New York NY Gen. Oblig. 5% 8/1/2025	2,000,000	2,035,397
City of New York NY Gen. Oblig. 9% tender 6/1/2044 (j)	500,000	506,432
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	295,000	308,447
City of New York NY Gen. Oblig. Series E, 5% 8/1/2028	220,000	228,983
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	760,000	820,054
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2035	90,000	91,260
		7,043,669
Health Care - 0.0%
New York St Dorm Auth Revs Non St Supportd Debt (Orange Regional Medical Center Proj.) 5% 12/1/2024 (g)	100,000	99,966
New York St Dorm Auth Revs Non St Supportd Debt (Orange Regional Medical Center Proj.) 5% 12/1/2025 (g)	100,000	100,402
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	600,000	537,569
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (g)	100,000	95,009
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (g)	260,000	226,776
		1,059,722
Housing - 1.2%
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	210,000	205,516
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	355,000	338,388
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,310,000	1,232,063
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	6,565,000	6,614,813
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,335,000	1,343,545
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	490,000	477,978
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	220,000	214,703
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	4,100,000	4,110,754
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	2,045,000	2,061,556
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	2,280,000	2,308,432
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	650,000	528,935
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	2,435,000	2,342,871
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	1,635,000	1,694,880
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032	45,000	44,552
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 226, 1.8% 4/1/2028	1,000,000	933,068
		24,452,054
Industrial Development - 0.1%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	1,300,000	1,302,060
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	1,000,000	1,143,189
Special Tax - 3.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2030	7,000,000	7,931,107
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2032	5,005,000	5,818,469
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	1,860,000	1,936,050
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	585,000	613,455
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	675,000	548,408
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2038	585,000	631,345
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	4,140,000	3,386,557
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2039	9,000,000	9,258,423
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	295,000	327,201
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	7,910,000	6,557,340
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2048	8,915,000	7,491,029
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	955,000	791,689
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	12,000,000	13,473,809
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	817,564
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,315,000	1,435,182
		61,017,628
Transportation - 2.3%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	3,440,000	3,391,007
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	145,000	146,551
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,120,000	2,265,228
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	990,000	1,057,813
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2032	10,555,000	12,060,746
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	2,915,000	3,204,890
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (e)	1,705,000	1,768,697
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (e)	415,000	452,192
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (e)	640,000	695,893
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (e)	700,000	759,059
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (e)	350,000	378,097
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (e)	240,000	258,112
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (e)	635,000	680,938
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (e)	1,550,000	1,653,803
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (e)	1,185,000	1,259,225
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (e)	1,000,000	1,057,260
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (e)	910,000	957,747
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (e)	455,000	477,054
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (e)	215,000	214,999
Port Auth NY & NJ 5% 1/15/2047 (e)	10,480,000	11,164,603
Port Auth NY & NJ Series 227, 2% 10/1/2034 (e)	2,390,000	1,901,589
		45,805,503
Water & Sewer - 1.1%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	5,265,000	5,617,263
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	3,785,000	4,153,117
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5.25% 6/15/2047	10,515,000	11,843,477
		21,613,857
TOTAL NEW YORK		172,575,734
NORTH CAROLINA - 1.3%
Education - 0.0%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (e)	425,000	434,896
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	20,000	21,460
Health Care - 0.2%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	2,620,000	2,632,749
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	565,000	473,106
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	875,000	868,580
		3,974,435
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	6,015,000	5,940,006
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	825,000	912,953
		6,852,959
Transportation - 0.8%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	80,000	84,781
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	75,000	79,122
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	180,000	188,926
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (e)	5,000	5,061
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (e)	5,000	5,173
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (e)	10,000	10,492
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (e)	10,000	10,476
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (e)	10,000	10,449
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (e)	15,000	15,641
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (e)	25,000	26,016
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (e)	25,000	25,980
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (e)	25,000	25,958
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (e)	30,000	31,120
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (e)	20,000	20,721
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (e)	15,000	15,514
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (e)	20,000	20,661
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (e)	60,000	61,463
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	75,000	76,524
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2054 (Assured Guaranty Municipal Corp Insured)	16,075,000	17,389,004
		18,103,082
TOTAL NORTH CAROLINA		29,386,832
NORTH DAKOTA - 0.3%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	1,345,000	976,881
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	530,000	512,200
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	545,000	527,145
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	405,000	391,588
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	365,000	349,088
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	550,000	577,411
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	660,000	691,202
		3,048,634
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	185,000	182,485
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	860,000	898,460
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2019 C, 3.2% 7/1/2039	2,765,000	2,509,256
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	655,000	644,313
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	300,000	332,368
		4,566,882
TOTAL NORTH DAKOTA		8,592,397
OHIO - 1.7%
Education - 0.0%
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2036	345,000	365,898
Univ Akron Ohio Gen Rcpt 5% 1/1/2035	230,000	236,769
		602,667
Electric Utilities - 0.5%
American Mun Pwr Rev Series 2016 A, 5% 2/15/2046	320,000	325,728
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	2,535,000	2,737,947
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	3,195,000	3,521,010
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,275,000	1,422,592
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,055,000	1,188,538
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,400,000	1,596,143
		10,791,958
General Obligations - 0.2%
Columbus OH City Sch Dist 5% 12/1/2029	105,000	109,190
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	260,000	288,848
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	355,000	401,303
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	475,000	526,782
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	395,000	445,963
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	595,000	661,556
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	595,000	672,992
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	195,000	216,636
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	240,000	271,304
		3,594,574
Health Care - 0.4%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	715,000	725,961
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	1,175,000	1,184,360
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	150,000	152,460
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	104,124
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2027	125,000	132,972
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2028	145,000	155,826
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2029	265,000	284,225
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2030	215,000	229,710
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2047	295,000	300,083
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2052	2,455,000	2,512,372
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	645,000	632,447
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	410,000	454,765
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2033	1,000,000	1,000,183
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	635,000	629,253
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	75,000	70,692
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	415,000	427,714
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2027	955,000	1,008,132
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	110,000	112,375
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2034	20,000	20,285
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	145,000	150,635
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	260,000	274,129
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	270,000	287,395
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	290,000	310,198
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	310,000	333,270
		11,493,566
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,464
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	835,000	932,157
		957,621
Special Tax - 0.0%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	325,000	343,768
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	485,000	509,723
		853,491
State G.O. - 0.0%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	685,000	688,776
Tobacco Bonds - 0.5%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	9,705,000	7,527,257
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	260,000	242,630
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	685,000	739,909
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,275,000	2,454,328
		10,964,124
Transportation - 0.1%
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	585,000	657,367
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	530,000	603,297
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042	130,000	62,541
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	195,000	222,087
		1,545,292
TOTAL OHIO		41,492,069
OKLAHOMA - 0.1%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	180,000	182,009
Health Care - 0.1%
Norman OK Reg Hos Auth Hos Rev Series 2019, 3.25% 9/1/2038	2,015,000	1,556,739
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	150,000	167,349
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	215,000	245,742
		413,091
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2028	65,000	66,263
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	70,000	71,277
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2036	50,000	50,813
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	100,000	101,038
		289,391
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (e)	115,000	117,898
TOTAL OKLAHOMA		2,559,128
OREGON - 1.9%
Education - 0.4%
University Oregon Gen Rev Series 2021 A, 3.5% 4/1/2052	10,000,000	9,032,456
General Obligations - 0.4%
Oregon St Gen. Oblig. Series 2022 A, 5% 5/1/2040	3,330,000	3,752,135
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	595,000	623,347
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed)	4,250,000	2,004,398
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2042 (Oregon St Guaranteed)	4,155,000	1,854,114
		8,233,994
Health Care - 0.1%
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	340,000	375,551
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2016 A, 4% 5/15/2041	260,000	260,205
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	1,380,000	1,094,242
		1,729,998
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) 3% 7/1/2052	1,115,000	1,099,737
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	440,000	378,046
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	290,000	292,190
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2020 A, 3.5% 1/1/2051	195,000	194,925
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series A, 3.5% 7/1/2036	570,000	568,744
		2,533,642
Transportation - 0.9%
Port of Portland Arpt Rev 5% 7/1/2041 (e)	1,760,000	1,886,488
Port of Portland Arpt Rev 5% 7/1/2045 (e)	785,000	817,898
Port of Portland Arpt Rev 5% 7/1/2052 (e)	1,480,000	1,560,924
Port of Portland Arpt Rev Series 28, 5% 7/1/2032 (e)	2,560,000	2,838,599
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (e)	4,270,000	4,738,582
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2035 (e)	3,650,000	4,036,359
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2037 (e)	2,910,000	3,187,458
		19,066,308
TOTAL OREGON		40,596,398
PENNSYLVANIA - 6.3%
Education - 0.3%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	3,040,000	3,255,593
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	220,000	105,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	335,000	160,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	375,000	180,000
Lehigh Cnty PA Gen Purp Auth Revs (Muhlenberg College, PA Proj.) Series 2017, 5% 2/1/2039	130,000	133,928
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (e)	1,140,000	1,222,024
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	25,000	25,637
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	65,000	66,296
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2033	85,000	86,542
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2035	175,000	177,901
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	65,000	67,041
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	80,000	82,241
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2041	360,000	366,342
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	400,000	404,497
		6,334,442
Escrowed/Pre-Refunded - 0.1%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2028 (Pre-refunded to 7/1/2027 at 100)	105,000	111,455
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2029 (Pre-refunded to 7/1/2027 at 100)	400,000	424,591
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2047 (Pre-refunded to 7/1/2027 at 100)	815,000	865,104
Doylestown PA Hosp Auth Hosp 5% 7/1/2046 (Pre-refunded to 7/1/2026 at 100)	15,000	15,599
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	30,000	33,086
		1,449,835
General Obligations - 1.3%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	515,000	535,579
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	275,000	297,733
Pennsylvania St Gen. Oblig. 5% 9/1/2029	10,000,000	11,204,674
Pennsylvania St Gen. Oblig. 5% 9/1/2031	2,500,000	2,880,614
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	2,795,000	2,825,251
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	4,160,000	4,206,845
Philadelphia PA Sch Dist 4% 9/1/2035	385,000	397,709
Philadelphia PA Sch Dist 5% 9/1/2025	445,000	452,476
Philadelphia PA Sch Dist 5% 9/1/2027	490,000	508,671
Philadelphia PA Sch Dist 5% 9/1/2028	710,000	736,382
Philadelphia PA Sch Dist 5% 9/1/2028	410,000	425,234
Philadelphia PA Sch Dist 5% 9/1/2029	460,000	476,482
Philadelphia PA Sch Dist 5% 9/1/2030	400,000	435,983
Philadelphia PA Sch Dist 5% 9/1/2031	320,000	346,592
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	185,000	199,263
Philadelphia PA Sch Dist 5% 9/1/2036	95,000	100,591
Philadelphia PA Sch Dist 5% 9/1/2037	55,000	58,239
Philadelphia PA Sch Dist 5% 9/1/2038	90,000	95,123
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	130,000	134,643
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	345,000	356,645
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,888
		26,740,617
Health Care - 1.0%
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2035	730,000	731,164
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	55,000	56,772
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	60,000	61,919
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	60,000	60,653
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	255,000	262,325
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	125,000	125,310
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	130,000	130,147
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	255,000	255,173
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	20,000	20,215
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	65,000	66,915
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	105,000	109,382
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	80,000	84,022
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	85,000	88,645
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	110,000	114,295
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	75,000	77,736
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	80,000	82,832
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	85,000	87,881
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	255,000	262,690
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	305,000	312,688
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2043	355,000	358,877
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,890,000	1,966,263
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2049	6,500,000	6,115,855
Lehigh Cnty PA Gen Purp Auth Revs (Good Shepherd Obligated Group Proj.) Series 2021 A, 4% 11/1/2051	3,835,000	3,399,535
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2026	50,000	51,605
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2027	50,000	51,760
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2028	50,000	51,694
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2034	185,000	189,063
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2036	100,000	102,028
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2024	60,000	60,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	55,000	55,015
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	25,000	25,012
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2028	75,000	74,602
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2029	130,000	129,118
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	230,000	225,448
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2036	415,000	400,730
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2040	205,000	193,319
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	40,000	41,049
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	645,000	609,108
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	555,000	600,525
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	140,000	138,625
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	335,000	325,806
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2044	245,000	254,941
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	390,000	402,979
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2043	280,000	288,761
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2048	1,225,000	1,254,779
		20,357,261
Housing - 0.5%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	710,000	749,546
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	395,000	408,922
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	65,000	64,838
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 3% 10/1/2049	3,855,000	3,809,453
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	1,045,000	1,026,456
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	985,000	1,031,033
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	2,425,000	2,528,862
		9,619,110
Transportation - 3.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured) (e)	4,145,000	4,086,802
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (e)	3,940,000	4,265,172
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (e)	4,640,000	5,005,964
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (e)	2,730,000	2,846,604
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (e)	1,655,000	1,717,068
Allegheny County Airport Authority Series 2023A, 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,055,944
Allegheny County Airport Authority Series 2023A, 5.25% 1/1/2038 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,124,319
Allegheny County Airport Authority Series 2023A, 5.25% 1/1/2039 (Assured Guaranty Municipal Corp Insured) (e)	1,400,000	1,560,336
Allegheny County Airport Authority Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Municipal Corp Insured) (e)	1,600,000	1,773,973
Allegheny County Airport Authority Series 2023A, 5.5% 1/1/2041 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,125,020
Allegheny County Airport Authority Series 2023A, 5.5% 1/1/2042 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,120,736
Allegheny County Airport Authority Series 2023A, 5.5% 1/1/2043 (Assured Guaranty Municipal Corp Insured) (e)	1,500,000	1,674,976
Pennsylvania Turnpike Commission 5% 12/1/2027	220,000	236,940
Pennsylvania Turnpike Commission 5% 12/1/2028	215,000	236,358
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	2,645,000	2,872,494
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	1,650,000	1,875,826
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2036	620,000	706,573
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2038	2,500,000	2,827,477
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2039	3,000,000	3,384,830
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2040	2,375,000	2,674,858
Philadelphia PA Airport Rev 5% 7/1/2025	50,000	50,755
Philadelphia PA Airport Rev 5% 7/1/2026	50,000	52,040
Philadelphia PA Airport Rev 5% 7/1/2026 (e)	150,000	154,661
Philadelphia PA Airport Rev 5% 7/1/2027	40,000	42,619
Philadelphia PA Airport Rev 5% 7/1/2027 (e)	125,000	131,011
Philadelphia PA Airport Rev 5% 7/1/2028 (e)	150,000	156,816
Philadelphia PA Airport Rev 5% 7/1/2029 (e)	115,000	120,180
Philadelphia PA Airport Rev 5% 7/1/2032 (e)	805,000	836,555
Philadelphia PA Airport Rev 5% 7/1/2033 (e)	115,000	119,405
Philadelphia PA Airport Rev 5% 7/1/2034 (e)	205,000	212,655
Philadelphia PA Airport Rev 5% 7/1/2037 (e)	230,000	237,597
Philadelphia PA Airport Rev 5% 7/1/2047 (e)	1,165,000	1,186,956
Philadelphia PA Airport Rev Series 2021, 4% 7/1/2046 (Assured Guaranty Municipal Corp Insured) (e)	1,620,000	1,596,922
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (e)	3,765,000	3,881,995
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (e)	5,190,000	5,439,595
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (e)	550,000	585,153
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (e)	1,100,000	1,187,358
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (e)	590,000	635,064
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (e)	1,000,000	1,046,873
		59,846,480
Water & Sewer - 0.1%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	50,000	53,261
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	80,000	86,739
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	50,000	53,766
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2034	1,055,000	1,140,464
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	200,000	217,160
		1,551,390
TOTAL PENNSYLVANIA		125,899,135
PUERTO RICO - 1.4%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	8,240,022	5,592,806
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,927,686	1,929,333
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	695,000	693,482
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	850,000	843,454
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	201,149	210,008
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,000,434	1,080,255
		10,349,338
Special Tax - 0.5%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031	8,088,000	6,237,784
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046	4,500,000	1,518,884
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.55% 7/1/2040	2,175,000	2,186,267
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	10,000	10,099
		9,953,034
Water & Sewer - 0.4%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2037 (g)	3,250,000	3,428,860
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (g)	400,000	423,704
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	1,695,000	1,788,282
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (g)	1,690,000	1,620,200
		7,261,046
TOTAL PUERTO RICO		27,563,418
RHODE ISLAND - 1.4%
Education - 1.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Brown University Proj.) Series 2022A, 5% 9/1/2033	7,000,000	8,180,063
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,118,597
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,550,000	2,804,999
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,005,000	3,281,862
Rhode Island St Student Ln 3.5% 12/1/2034 (e)	70,000	67,927
Rhode Island St Student Ln 5% 12/1/2024 (e)	225,000	225,497
Rhode Island St Student Ln 5% 12/1/2028 (e)	500,000	534,754
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2028 (e)	2,940,000	3,145,540
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2029 (e)	4,380,000	4,733,904
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (e)	1,605,000	1,731,197
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2029 (e)	1,825,000	1,972,460
		27,796,800
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	420,000	424,267
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	1,235,000	1,242,111
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2039	320,000	324,152
		1,990,530
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	495,000	494,742
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	465,000	459,880
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	45,000	45,312
		999,934
TOTAL RHODE ISLAND		30,787,264
SOUTH CAROLINA - 0.8%
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	150,000	154,158
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	15,000	15,283
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,060,000	1,174,243
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,465,000	1,648,894
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	365,000	365,205
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	3,360,000	3,791,172
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	540,000	589,109
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	3,995,000	4,389,118
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	55,000	56,749
		12,183,931
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (e)	55,000	55,871
Health Care - 0.2%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	365,000	391,302
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2043	945,000	924,755
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	660,000	624,042
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	2,265,000	2,333,863
		4,273,962
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	80,000	80,873
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	510,000	569,512
		650,385
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	145,000	153,873
TOTAL SOUTH CAROLINA		17,318,022
SOUTH DAKOTA - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	15,000	15,541
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	15,000	15,959
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	30,000	31,884
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	35,000	36,945
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	730,000	586,803
		687,132
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	425,000	470,882
TOTAL SOUTH DAKOTA		1,158,014
TENNESSEE - 2.0%
Education - 0.3%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 4% 10/1/2049	485,000	437,331
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	4,700,000	4,798,430
		5,235,761
Electric Utilities - 0.7%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2028	1,000,000	1,091,213
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2040	1,750,000	2,007,764
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,585,000	1,784,407
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2028	3,000,000	3,273,640
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2031	4,365,000	5,004,263
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2033	1,755,000	2,067,790
		15,229,077
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2041 (Pre-refunded to 10/1/2028 at 100)	30,000	32,819
General Obligations - 0.2%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2027	3,010,000	3,181,992
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	610,000	593,043
Chattanooga-Hamilton Cnty Hosp Auth Rev (Erlanger Medical Center, TN Proj.) Series 2014A, 5% 10/1/2044	2,350,000	2,355,354
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	560,000	579,417
		3,527,814
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	645,000	637,263
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	250,000	246,265
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	140,000	119,287
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	165,000	134,934
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	375,000	324,025
		1,461,774
Transportation - 0.6%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (e)	235,000	243,732
Metro Nashville Arpt Auth Rev 5% 7/1/2052 (e)	3,250,000	3,416,713
Metro Nashville Arpt Auth Rev 5.5% 7/1/2039 (e)	2,000,000	2,272,215
Metro Nashville Arpt Auth Rev 5.5% 7/1/2040 (e)	2,000,000	2,261,047
Metro Nashville Arpt Auth Rev 5.5% 7/1/2042 (e)	3,500,000	3,925,473
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (e)	130,000	130,671
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (e)	965,000	1,019,721
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (e)	300,000	312,316
		13,581,888
TOTAL TENNESSEE		42,251,125
TEXAS - 7.4%
Education - 0.1%
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	880,000	1,011,259
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	35,000	36,042
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2030	175,000	180,339
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	20,000	21,301
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	35,000	37,083
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	30,000	31,698
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	65,000	67,550
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	50,000	51,824
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	1,785,000	2,022,341
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2034	255,000	261,548
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	150,000	153,648
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	105,000	110,149
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	105,000	109,302
		4,094,084
Electric Utilities - 0.2%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	295,000	298,751
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	370,000	384,461
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	440,000	467,577
Lower Colorado River Authority Series 2015D, 5% 5/15/2028	110,000	111,182
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	2,010,000	2,153,965
		3,415,936
Escrowed/Pre-Refunded - 0.0%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	25,000	25,378
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2040 (Pre-refunded to 7/1/2025 at 100)	295,000	299,459
		324,837
General Obligations - 3.8%
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,500,000	1,265,881
Birdville TX Indpt Sch Dist 2.375% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,785,000	1,544,405
City of Coppell TX Gen. Oblig. Series 2020, 1.5% 2/1/2036	1,485,000	1,098,435
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,460,000	1,154,417
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,715,000	2,009,564
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,050,000	3,549,592
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,565,967
Corpus Christi TX Gen. Oblig. 5% 3/1/2039	2,110,000	2,380,599
Corpus Christi TX Gen. Oblig. 5% 3/1/2040	2,215,000	2,484,215
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	3,365,000	3,634,395
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	2,710,000	2,982,981
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	3,435,000	3,839,926
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	1,445,000	1,634,202
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	2,855,000	3,263,143
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	1,445,000	1,668,237
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,530,000	1,198,578
Denton TX Gen. Oblig. Series 2023, 5% 2/15/2041	2,185,000	2,448,455
El Paso Independent School District Series 2020, 5% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	220,000	224,232
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	380,000	397,674
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	505,000	477,172
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	500,000	549,031
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	500,000	559,386
Harris Cnty TX Gen. Oblig. 0% 8/15/2025 (National Public Finance Guarantee Corporation Insured)	150,000	146,055
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured)	255,000	227,999
Houston TX Gen. Oblig. 5% 3/1/2031	235,000	246,619
Houston TX Gen. Oblig. 5% 3/1/2032	100,000	104,728
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2034	3,000,000	3,473,259
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2035	275,000	316,735
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2036	1,000,000	1,144,471
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	900,000	1,023,744
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2038	1,450,000	1,641,469
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	2,000,000	2,285,143
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	1,800,000	2,041,671
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2041	1,000,000	1,129,750
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2042	2,750,000	3,094,555
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	3,350,000	3,760,446
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,170,000	1,294,112
Mansfield TX Gen. Oblig. 2.5% 2/15/2038	1,150,000	953,877
New Braunfels TX Isd 2.5% 2/1/2035 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,651,481
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	730,000	718,196
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,135,000	5,134,701
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	4,345,000	4,412,315
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,010,000	1,026,900
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,000,000	1,142,222
Weatherford Tex Indpt Sch Dist 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	350,000	265,734
		77,166,669
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	1,725,000	1,891,723
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	70,000	71,587
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 3% 10/1/2051	1,000,000	784,829
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	25,000	25,730
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	95,000	97,570
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	50,000	51,271
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2036	35,000	35,685
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	55,000	55,984
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2038	80,000	81,262
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	80,000	80,559
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	40,000	42,553
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	100,000	105,824
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2047	115,000	117,805
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 4% 2/15/2035	255,000	256,586
		3,698,968
Housing - 0.5%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,035,000	1,062,974
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,140,000	2,391,768
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	1,047,353	945,203
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	220,000	220,308
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2018 A, 4.25% 9/1/2048	3,195,000	3,150,723
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	180,000	182,591
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	1,760,000	1,970,902
		9,924,469
Special Tax - 0.1%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	3,195,000	3,045,804
Transportation - 1.6%
Austin Tex Airport Sys 5% 11/15/2026 (e)	50,000	50,073
Austin Tex Airport Sys 5% 11/15/2027 (e)	65,000	65,097
Austin Tex Airport Sys 5% 11/15/2028 (e)	75,000	75,111
Austin Tex Airport Sys Series 2014, 5% 11/15/2039 (e)	275,000	275,163
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (e)	50,000	51,715
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (e)	80,000	82,524
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (e)	60,000	61,753
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (e)	65,000	66,731
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (e)	105,000	107,650
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (e)	70,000	71,706
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2041 (e)	290,000	295,683
Central TX Regl Mobility Auth Rev 5% 1/1/2027	1,055,000	1,078,782
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	65,000	66,068
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (e)	880,000	909,535
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (e)	100,000	106,046
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (e)	105,000	111,022
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (e)	75,000	79,087
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (e)	90,000	94,731
Dallas Fort Worth International Airport Series 2022B, 5% 11/1/2037	3,000,000	3,384,454
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	160,000	169,250
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	5,825,000	6,242,136
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	585,000	610,173
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (e)	50,000	51,042
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (e)	110,000	112,027
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (e)	165,000	167,938
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (e)	100,000	101,754
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (e)	185,000	187,811
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2024 (e)	50,000	50,042
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (e)	50,000	50,968
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (e)	50,000	51,977
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (e)	50,000	51,847
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (e)	90,000	93,034
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (e)	65,000	67,158
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (e)	50,000	51,553
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (e)	115,000	118,414
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (e)	130,000	133,736
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (e)	50,000	51,407
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (e)	50,000	51,366
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2036 (e)	50,000	51,241
North TX Twy Auth Rev 3% 1/1/2046	9,330,000	7,404,810
North TX Twy Auth Rev 5% 1/1/2030	20,000	20,518
North TX Twy Auth Rev 5% 1/1/2031	50,000	51,309
North TX Twy Auth Rev 5% 1/1/2031	30,000	30,731
North TX Twy Auth Rev 5% 1/1/2033	60,000	62,541
North TX Twy Auth Rev 5% 1/1/2034	150,000	175,610
North TX Twy Auth Rev 5% 1/1/2034	75,000	78,094
North TX Twy Auth Rev 5% 1/1/2035	110,000	114,363
North TX Twy Auth Rev 5% 1/1/2036	65,000	66,607
North TX Twy Auth Rev 5% 1/1/2036	305,000	316,675
North TX Twy Auth Rev 5% 1/1/2037	405,000	419,935
North TX Twy Auth Rev Series 2015A, 5% 1/1/2032	170,000	170,611
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	625,000	631,493
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,280,000	1,290,398
North TX Twy Auth Rev Series A, 5% 1/1/2039	1,650,000	1,732,694
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	210,000	214,801
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2039	530,000	536,699
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	440,000	444,451
		29,260,145
Water & Sewer - 1.0%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	1,000,000	1,142,120
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	1,250,000	1,420,300
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	1,750,000	1,974,887
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	2,000,000	2,237,746
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2041	2,000,000	2,224,559
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	3,000,000	3,321,917
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	1,000,000	1,109,201
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	585,000	608,919
Houston TX Util Sys Rev 4% 11/15/2043	1,030,000	1,034,542
Houston TX Util Sys Rev 5% 11/15/2045	1,030,000	1,106,253
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	625,000	664,005
Texas Wtr Dev Brd 3% 10/15/2038	1,000,000	933,771
Texas Wtr Dev Brd 5% 8/1/2030	295,000	334,803
Texas Wtr Dev Brd Series 2022, 4.45% 10/15/2036	3,000,000	3,266,143
		21,379,166
TOTAL TEXAS		152,310,078
UTAH - 0.5%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	295,000	311,753
Transportation - 0.5%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (e)	100,000	101,101
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (e)	215,000	225,340
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (e)	190,000	198,557
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (e)	140,000	145,983
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (e)	265,000	275,765
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (e)	205,000	212,852
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (e)	205,000	212,388
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (e)	275,000	284,417
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (e)	690,000	712,791
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (e)	1,240,000	1,269,257
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (e)	485,000	509,909
Salt Lake City UT Arpt Rev Series 2018A, 5.25% 7/1/2048 (e)	355,000	367,801
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (e)	815,000	913,629
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (e)	2,500,000	2,736,028
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (e)	2,715,000	2,966,204
		11,132,022
TOTAL UTAH		11,443,775
VERMONT - 0.2%
Education - 0.2%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	230,000	227,613
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	290,000	277,832
Vermont Edl & Hlth Bldgs Fin Agy (Middlebury College, VT Proj.) 5% 11/1/2049	625,000	661,055
Vermont St Stud Assit Corp 5% 6/15/2028 (e)	295,000	309,210
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (e)	295,000	306,308
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (e)	500,000	524,229
		2,306,247
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	340,000	334,192
TOTAL VERMONT		2,640,439
VIRGINIA - 0.5%
General Obligations - 0.2%
Arlington Cnty VA Gen. Oblig. Series 2021, 5% 6/15/2028	1,340,000	1,465,267
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	45,000	47,854
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	675,000	694,415
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	1,235,000	1,422,963
		3,630,499
Health Care - 0.1%
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2030	65,000	65,036
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,250,000	1,777,783
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	30,000	29,922
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	35,000	35,082
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	75,000	77,438
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	30,000	30,860
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	20,000	20,543
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	40,000	41,072
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	110,000	112,816
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2031	125,000	127,766
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	75,000	76,485
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	75,000	76,421
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	50,000	50,418
		2,521,642
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	740,000	773,853
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (e)	955,000	961,294
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (e)	720,000	723,556
		1,684,850
Water & Sewer - 0.1%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2035	1,345,000	1,128,334
Chesapeake VA Wtr & Swr Sys 2% 7/1/2036	1,370,000	1,124,795
		2,253,129
TOTAL VIRGINIA		10,863,973
WASHINGTON - 3.8%
Education - 0.5%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	1,280,000	1,016,055
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	865,000	871,633
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	110,000	113,312
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	110,000	113,189
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	115,000	117,035
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	175,000	177,819
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2040	170,000	171,823
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	1,280,000	1,118,256
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.625% 7/1/2038 (g)	1,215,000	1,349,411
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.875% 7/1/2043 (g)	1,350,000	1,490,897
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.125% 7/1/2053 (g)	3,000,000	3,318,299
		9,857,729
Escrowed/Pre-Refunded - 0.0%
Port Seattle WA Rev Series B, 5% 3/1/2025 (Pre-refunded to 11/12/2024 at 100)	85,000	85,144
General Obligations - 2.1%
City of Olympia WA Gen. Oblig. 2% 12/1/2030	1,265,000	1,156,539
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,325,000	2,504,396
State of Washington Gen. Oblig. Series 2015C, 5% 2/1/2034	210,000	211,197
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	1,000,000	1,031,431
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	180,000	188,962
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2041	3,225,000	3,584,340
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	2,985,000	3,337,775
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2030	12,740,000	14,379,072
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2031	6,630,000	7,586,985
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	3,875,000	4,512,356
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	105,000	109,193
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	340,000	362,238
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	850,000	900,769
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	590,000	623,120
		40,488,373
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	340,000	354,419
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	40,000	40,294
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	80,000	82,295
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	95,000	98,165
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	35,000	36,150
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	45,000	46,359
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	55,000	56,528
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	100,000	102,553
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	145,000	148,461
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	35,000	35,754
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	485,000	488,390
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 5% 10/1/2025	260,000	260,182
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	2,050,000	2,236,091
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 4% 8/15/2042	605,000	555,100
		4,540,741
Housing - 0.4%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	165,000	167,218
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	105,000	108,215
Seattle Wash Hsg Auth Rev Series 2020 A, 3% 6/1/2052	3,325,000	2,528,057
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	255,000	243,929
Seattle Wash Hsg Auth Rev Series 2021, 3% 6/1/2046	1,010,000	809,191
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	1,080,000	1,104,056
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	725,000	751,342
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,600,000	1,653,817
		7,365,825
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,485,108
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	335,000	270,875
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	4,190,000	4,225,049
		5,981,032
Transportation - 0.3%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (e)	185,000	180,455
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (e)	2,200,000	2,313,517
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (e)	440,000	455,930
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (e)	465,000	471,164
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (e)	640,000	661,979
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (e)	395,000	414,221
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (e)	1,105,000	1,176,584
Port Seattle WA Rev Series B, 5% 10/1/2028 (e)	175,000	179,904
Port Seattle WA Rev Series B, 5% 10/1/2030 (e)	100,000	102,536
		5,956,290
TOTAL WASHINGTON		74,275,134
WEST VIRGINIA - 1.3%
Health Care - 1.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	80,000	83,566
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	70,000	72,941
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	985,000	1,002,009
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	3,440,000	3,957,532
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	11,390,000	13,003,961
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2039	1,125,000	1,245,099
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,030,000	1,132,264
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,030,000	1,128,972
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	1,830,000	1,989,483
		23,615,827
Transportation - 0.1%
West Virginia Parkways Authority Series 2021, 5% 6/1/2025	295,000	298,894
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	295,000	306,449
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	295,000	313,869
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	440,000	478,303
		1,397,515
TOTAL WEST VIRGINIA		25,013,342
WISCONSIN - 1.8%
Education - 0.2%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (g)	100,000	104,007
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	500,000	523,135
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,175,000	2,246,317
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2043	470,000	463,729
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	470,000	454,140
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	120,000	131,500
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	250,000	272,414
		4,195,242
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	585,000	621,058
Escrowed/Pre-Refunded - 0.0%
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2029 (Pre-refunded to 9/1/2027 at 100)	295,000	314,237
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2031 (Pre-refunded to 9/1/2027 at 100)	50,000	53,261
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2033 (Pre-refunded to 9/1/2027 at 100)	85,000	90,543
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2035 (Pre-refunded to 9/1/2027 at 100)	95,000	101,195
		559,236
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2037	585,000	464,914
Madison WI Gen. Oblig. 3% 10/1/2036	1,385,000	1,356,181
Wisconsin St Gen. Oblig. 5% 5/1/2036	1,840,000	1,968,507
		3,789,602
Health Care - 1.1%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	2,645,000	2,122,309
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	900,000	850,023
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	1,750,000	1,898,298
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	690,000	719,838
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	655,000	501,863
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	820,000	836,770
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (g)	130,000	131,351
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (g)	110,000	110,308
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (g)	90,000	89,563
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (g)	45,000	45,093
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (g)	70,000	71,150
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (g)	50,000	50,910
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (g)	415,000	419,506
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (g)	25,000	25,119
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (g)	45,000	45,071
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 3% 1/1/2050	1,290,000	995,310
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	255,000	261,586
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2028	120,000	122,347
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2029	155,000	157,903
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2030	170,000	172,950
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	1,610,000	1,572,811
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	1,000,000	994,672
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019 B 1, 2.825% 11/1/2028	5,000	4,844
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	105,000	106,613
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	300,000	295,570
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,235,000	1,353,884
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	850,000	931,871
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	6,800,000	5,359,097
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	865,000	762,302
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	450,000	389,100
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	795,000	795,103
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	850,000	935,001
		23,128,136
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	135,000	132,085
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,365,000	1,378,053
		1,510,138
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (g)	2,640,000	2,205,500
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (g)	625,000	541,819
		2,747,319
TOTAL WISCONSIN		36,550,731
TOTAL MUNICIPAL SECURITIES (Cost $1,970,804,157)		2,020,661,387

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $42,531,471)	3.50	42,522,966	42,531,470

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,013,335,628)	2,063,192,857
NET OTHER ASSETS (LIABILITIES) - 0.5%	10,645,906
NET ASSETS - 100.0%	2,073,838,763

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,984,641 or 1.0% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	158,260,781	449,715,155	565,448,141	2,159,760	3,676	-	42,531,471	1.7%
Total	158,260,781	449,715,155	565,448,141	2,159,760	3,676	-	42,531,471

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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